TROUBLED DEBT RESTRUCTURING (Detail) ¥ in Thousands	Mar. 31, 2021 CNY (¥)
Troubled Debt Restructuring Note, Debtor [Abstract]
March 18, 2022	¥ 3,250
March 18, 2023	8,125
March 18, 2024	11,375
March 18, 2025	16,250
March 18, 2026	26,000
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year	¥ 65,000